                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: __________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Capital Management, Inc.

Address: 3600 Minnesota Drive
         Suite 70
         Edina, MN 55435



Form 13F File Number: 28-05923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Loren Kix

Title:   Chief Executive Officer

Phone:   (952) 229-8120


Signature, Place, and Date of Signing:

/s/ Loren Kix              Minneapolis, Minnesota      February 9, 2012
_______________________    ________________________    _______________________
[Signature]                [City, State]               [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

    Form 13F File Number       Name

    28-01190                   Frank Russell Company

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

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           55
                                         -----------

Form 13F Information Table Value Total:  $   858,535
                                         -----------
                                          (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                     Cornerstone Capital Management, Inc.
                          FORM 13F INFORMATION TABLE
                                   31-Dec-11

COLUMN 1                          COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
--------                       -------------- --------- -------- ------------------- --------- -------- -----------------------
                                                                                                           VOTING AUTHORITY
                                                         VALUE    SHRS OR   SH/ PUT/            OTHER   -----------------------
NAME OF ISSUER                 TITLE OF CLASS  CUSIP    (X1000)   PRN AMT   PRN CALL INV DISC.   MGR     SOLE  SHARED   NONE
--------------                 -------------- --------- -------- ---------- --- ---- --------- -------- ------ ------ ---------
Acme Packet Inc                COM            004764106  18310   592363     SH       Sole               308376        283987
Amazon Com Inc                 COM            023135106  13779   79600      SH       Sole               41281         38319
Anadarko Pete Corp             COM            032511107  11174   146393     SH       Sole               75954         70439
Apple Inc                      COM            037833100  69298   171105     SH       Sole               87123         83982
Baidu Inc                      SPON ADR
                               REP A          056752108  11434   98171      SH       Sole               51022         47149
Berkshire Hathaway Inc Del     CL B NEW       084670702  202     2644       SH       Sole                             2644
British Amern TOB PLC          SPONSORED
                               ADR            110448107  18831   198470     SH       Sole               109961        88509
Citrix Sys Inc                 COM            177376100  10893   179406     SH       Sole               93436         85970
Cobalt Intl Energy Inc         COM            19075F106  16004   1031169    SH       Sole               537511        493658
Coca Cola Co                   COM            191216100  1270    18157      SH       Sole               7677          10480
Cooper Industries PLC          SHS            G24140108  12875   237757     SH       Sole               125836        111921
CSX Corp                       COM            126408103  12336   585747     SH       Sole               304777        280970
Diageo P L C                   SPON ADR
                               NEW            25243Q205  26074   298265     SH       Sole               147164        151101
Dicks Sporting Goods Inc       COM            253393102  11955   324182     SH       Sole               158640        165542
Disney Walt Co                 COM
                               DISNEY         254687106  15256   406821     SH       Sole               211738        195083
Dollar Gen Corp New            COM            256677105  9178    223085     SH       Sole               115998        107087
Ebay Inc                       COM            278642103  5975    197012     SH       Sole               102597        94415
Lauder Estee Cos Inc           CL A           518439104  13571   120823     SH       Sole               62796         58027
Express Scripts Inc            COM            302182100  10796   241587     SH       Sole               114297        127290
Exxon Mobil Corp               COM            30231G102  30734   362595     SH       Sole               183101        179494
Fluor Corp New                 COM            343412102  15045   299400     SH       Sole               149714        149686
Freeport-McMoran Copper & Go   COM            35671D857  20790   565090     SH       Sole               284855        280235
General Dynamics Corp          COM            369550108  21109   317855     SH       Sole               166182        151673
General Mls Inc                COM            370334104  27561   682014     SH       Sole               349150        332864
Gilead Sciences Inc            COM            375558103  34941   853680     SH       Sole               443577        410103
Goldman Sachs Group Inc        COM            38141G104  14482   160136     SH       Sole               80344         79792
Google Inc                     CL A           38259P508  39923   61809      SH       Sole               31271         30538
Guess Inc                      COM            401617105  8719    292397     SH       Sole               148065        144332
HCP Inc                        COM            40414L109  541     13062      SH       Sole                             13062
Halliburton Co                 COM            406216101  530     15348      SH       Sole                             15348
Health Care Reit Inc           COM            42217K106  442     8110       SH       Sole                             8110
Hess Corp                      COM            42809H107  16794   295679     SH       Sole               153885        141794
Johnson Ctls Inc               COM            478366107  36303   1161310    SH       Sole               589241        572069
Lazard Ltd                     SHS A          G54050102  254     9713       SH       Sole               5067          4646
Mastercard Inc                 CL A           57636Q104  1226    3288       SH       Sole                             3288
Medco Health Solutions Inc     COM            58405U102  22680   405734     SH       Sole               210779        194955
Mosaic Co New                  COM            61945C103  22490   445981     SH       Sole               225419        220562
Myriad Genetics Inc            COM            62855J104  11446   546618     SH       Sole               286699        259919
Nuvasive Inc                   COM            670704105  9539    757686     SH       Sole               394706        362980
Opentable Inc                  COM            68372A104  13153   336120     SH       Sole               168832        167288
Pharmasset Inc                 COM            71715N106  9189    71682      SH       Sole               37389         34293
Qualcomm Inc                   COM            747525103  40222   735328.94  SH       Sole               373597        361731.94
Robert Half Intl Inc           COM            770323103  14443   507457     SH       Sole               264223        243234
Rockwell Automation Inc        COM            773903109  13981   190551     SH       Sole               99149         91402
Salesforce Com Inc             COM            79466L302  15078   148612     SH       Sole               77376         71236
Schlumberger Ltd               COM            806857108  11418   167147     SH       Sole               86616         80531
Terex Corp New                 COM            880779103  6738    498673     SH       Sole               260388        238285
Texas Instrs Inc               COM            882508104  8455    290450     SH       Sole               151071        139379
Tiffany & Co New               COM            886547108  4508    68020      SH       Sole               35250         32770
TJX Cos Inc New                COM            872540109  10066   155941     SH       Sole               80972         74969
Visa Inc                       COM CL A       92826C839  23176   228264     SH       Sole               125439        102825
Weatherford International LT   REG SHS        H27013103  12744   870513     SH       Sole               438422        432091
Wellpoint Inc                  COM            94973V107  20730   312901     SH       Sole               160868        152033
Western Un Co                  COM            959802109  29859   1635266.78 SH       Sole               823070        812196.78
Xata Corp                      COM NEW        983882309  15      12017      SH       Sole                             12017

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